CONDENSED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
CIK0001815805 BROADSTONE ACQUISITION CORP.
General and administrative expenses		$ 620,994			$ 732,832	$ 743,564	$ 922,064	$ 3,675,107
Loss from operations		(620,994)			(732,832)	(743,564)	(922,064)	(3,675,107)
Other income (expense):
Income earned on investments in Trust Account		4,611			2,200	2,200	8,293	21,043
Change in fair value of warrant liabilities		2,812,651			76,000	76,000	(7,852,756)	934,848
Foreign exchange gain/(loss)								2,654
Total other income (expense), net		2,817,262			78,200	78,200	(7,844,463)	953,237
Net income (loss)	$ (10,732)	$ 2,196,268	$ (14,728,902)	$ 9,810,764	$ (654,632)	$ (665,364)	$ (8,766,527)	$ (2,721,870)
Class A ordinary shares
Other income (expense):
Weighted average ordinary shares outstanding, Diluted		30,530,301			5,309,618	3,404,255		30,530,301
Basic net income (loss) per ordinary share		$ 0.06			$ (0.05)			$ (0.07)
Diluted net income (loss) per ordinary share						$ (0.06)
Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
Other income (expense):
Weighted average ordinary shares outstanding, Basic		30,530,301			5,309,618	3,404,255	14,320,851	30,530,301
Weighted average ordinary shares outstanding, Diluted		30,530,301			5,309,618	3,247,904	14,320,851	30,530,301
Basic net income (loss) per ordinary share		$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted net income (loss) per ordinary share		$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Class B ordinary shares
Other income (expense):
Weighted average ordinary shares outstanding, Diluted		7,632,575			8,625,000	8,255,357		7,632,575
Basic net income (loss) per ordinary share		$ 0.06			$ (0.05)			$ (0.07)
Diluted net income (loss) per ordinary share						$ (0.06)
Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
Other income (expense):
Weighted average ordinary shares outstanding, Basic		7,632,575			8,625,000	8,255,357	8,113,263	7,632,575
Weighted average ordinary shares outstanding, Diluted		7,632,575			8,625,000	8,255,357	8,113,263	7,632,575
Basic net income (loss) per ordinary share		$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted net income (loss) per ordinary share		$ 0.06			$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)